Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except share data)
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	376	426	361
Earnings (loss) from discontinued operations	(4)	1	(49)
Net earnings (loss)	372	427	312
Cumulative preferred stock dividends	—	—	(3)
Net earnings (loss) available to common stockholders	372	427	309

Weighted average shares - basic	158,359,914	156,226,526	154,577,441
Dilutive stock options	848,439	1,930,072	1,828,746
Dilutive restricted stock units	622,433	813,685	425,385
Assumed conversion of preferred stock	—	—	1,553,925
Weighted average shares - diluted	159,830,786	158,970,283	158,385,497

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Securities not included in the computation of diluted net earnings per share as their effect would have been antidilutive are as follows:

	Year Ended December 31,
	2012	2011	2010
Stock options	25,906	69,395	575,266
Restricted stock units	3,996	735	74,166
Convertible preferred stock	—	—	—
Total	29,902	70,130	649,432